Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Balance at the end of the year	38,806	64,994
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	36,276	62,639
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,833	1,782
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	486	452
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	184	80
Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year		3
Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	27	26
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year		12
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	709	602
Acquisition costs - cash	22	36
Balance at the end of the year	731	636
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	298
Acquisition costs - cash	10
Balance at the end of the year	308
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	230
Acquisition costs - cash	8
Balance at the end of the year	238
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42
Acquisition costs - cash
Balance at the end of the year	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	83
Acquisition costs - cash
Balance at the end of the year	83
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	14
Acquisition costs - cash
Balance at the end of the year	14
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	42
Acquisition costs - cash	4
Balance at the end of the year	46	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		288
Acquisition costs - cash		10
Balance at the end of the year		298
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		222
Acquisition costs - cash		8
Balance at the end of the year		230
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		42
Acquisition costs - cash
Balance at the end of the year		42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash		3
Balance at the end of the year		3
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash		14
Balance at the end of the year		14
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		8
Acquisition costs - cash		1
Balance at the end of the year		9
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	37,924	63,877
Administration	16	11
Corporate social responsibility		3
Property maintenance	28	17
Drilling	172	249
Environment, health & safety		8
Geology	258	154
Geophysics	106	37
Helicopter	8
Write-off	(437)
Increase in exploration and evaluation assets	151	479
Balance at the end of the year	38,075	64,356
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,498
Administration
Property maintenance	6
Drilling
Geology	19
Geophysics	2
Helicopter
Write-off
Increase in exploration and evaluation assets	27
Balance at the end of the year	1,515
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	233
Administration
Property maintenance	5
Drilling
Geology	9
Geophysics	1
Helicopter
Write-off
Increase in exploration and evaluation assets	15
Balance at the end of the year	248
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	39
Administration
Property maintenance
Drilling	6
Geology	69
Geophysics	28
Helicopter
Write-off
Increase in exploration and evaluation assets	103
Balance at the end of the year	142
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	33
Administration
Property maintenance
Drilling	166
Geology	83
Geophysics	72
Helicopter
Write-off	(437)
Increase in exploration and evaluation assets	(116)
Balance at the end of the year	(83)
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	13
Administration
Property maintenance
Drilling
Geology
Geophysics
Helicopter
Write-off
Increase in exploration and evaluation assets
Balance at the end of the year	13
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	36,108	62,215
Administration	16	9
Corporate social responsibility
Property maintenance	17	17
Drilling		203
Environment, health & safety		8
Geology	78	117
Geophysics	3	28
Helicopter	8
Write-off
Increase in exploration and evaluation assets	122	382
Balance at the end of the year	$ 36,230	62,597
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		1,431
Administration		1
Corporate social responsibility		2
Property maintenance
Drilling		29
Environment, health & safety
Geology		20
Geophysics		1
Increase in exploration and evaluation assets		53
Balance at the end of the year		1,484
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		209
Administration		1
Corporate social responsibility		1
Property maintenance
Drilling
Environment, health & safety
Geology		10
Geophysics		1
Increase in exploration and evaluation assets		13
Balance at the end of the year		222
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		22
Administration
Corporate social responsibility
Property maintenance
Drilling		12
Environment, health & safety
Geology
Geophysics		4
Increase in exploration and evaluation assets		16
Balance at the end of the year		38
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Property maintenance
Drilling
Environment, health & safety
Geology
Geophysics
Increase in exploration and evaluation assets
Balance at the end of the year
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Property maintenance
Drilling		5
Environment, health & safety
Geology		5
Geophysics		2
Increase in exploration and evaluation assets		12
Balance at the end of the year		12
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Property maintenance
Drilling
Environment, health & safety
Geology		2
Geophysics		1
Increase in exploration and evaluation assets		3
Balance at the end of the year		$ 3